Issued Capital (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Equity Issued Capital

	Consolidated
	30 June 2025		30 June 2024		30 June 2023
	Shares	A$	Shares	A$	Shares	A$

Issued capital	322,997,417	175,005,653	215,056,881	150,346,596	210,889,961	149,346,415
Share issue costs	-	(7,969,374)	-	(6,374,026)	-	(6,359,744)

	322,997,417	167,036,279	215,056,881	143,972,570	210,889,961	142,986,671

Schedule of Ordinary Share Issued and Fully Paid
	30 June 25		30 June 24		30 June 23
Ordinary share - Issued and fully paid	No	A$	No	A$	No	A$

At the beginning of the period	215,056,881	143,972,570	210,889,961	142,986,671	180,202,285	125,713,259
- Contributions of equity	56,880,000	8,472,091	4,166,669	1,000,005	27,228,501	19,059,988
- Shares issued on exercise of stock options	14,460,420	2,787,281	251	176	100,185	40,130
- Shares issued on conversion of cashless options	-	-	-	-	3,358,990	-
- Shares issued for services rendered	1,592,472	323,395	-	-	-	-
- Shares issued for conversion of Nebari convertible debt	35,007,644	13,076,290	-	-	-	-
- Share issue costs – share based payments (Note 28)	-	(180,890)	-	-	-	(636,670)
- Share issue costs - cash payments	-	(1,414,459)	-	(14,282)	-	(1,190,036)

Closing balance	322,997,417	167,036,279	215,056,881	143,972,570	210,889,961	142,986,671